STOCK BASED COMPENSATION - Option activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 55.39
Granted (in dollars per share)	49.75	$ 49.75
Exercised (in dollars per share)	49.75	49.75
Balance at the end (in dollars per share)	$ 50.49	$ 55.39
2022 Quoin Stock Incentive Plan
Number of Options
Outstanding at beginning	5,744
Options granted	307,142
Options exercised	0
Options forfeited / cancelled	(3,772)
Outstanding at ending	309,114	5,744
Exercisable Options	1,972
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 636.74
Granted (in dollars per share)	17.50
Exercised (in dollars per share)	17.50
Exercised (in dollars per share)	0
Forfeited/Cancelled (in dollars per share)	0
Balance at the end (in dollars per share)	19.56	$ 636.74
Exercisable Options (in dollars per share)	$ 339.80
Weighted Average Contractual Terms
Contractual term (in years)	9 years 8 months 19 days	3 months 29 days
Options granted contractual term (in years)	9 years 9 months 10 days
Exercisable Options contractual term (in years)	3 months 29 days